Leases - Summary of right of use assets and the movements (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, net of accumulated depreciation	¥ 128,704
Depreciation provided during the year	(12,367)	¥ (12,298)	¥ (43)
Cost at December 1, net of accumulated depreciation	118,210	128,704
Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, net of accumulated depreciation	128,704	128,312
Additions	8,389	27,011
Transfer from investment properties (Note 17)	71	3
Transfer to property, plant and equipment (Note 16)	(6,402)	(14,264)
Transfer to investment properties (Note 17)	(8)	(10)
Disposal of a subsidiary		(10)
Disposals	(177)	(40)
Depreciation provided during the year	(12,367)	(12,298)
Cost at December 1, net of accumulated depreciation	118,210	128,704	128,312
Aircraft and engines [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, net of accumulated depreciation	126,464	126,417
Additions	7,109	26,315
Transfer to property, plant and equipment (Note 16)	(6,402)	(14,264)
Disposals	(171)	(40)
Depreciation provided during the year	(11,322)	(11,964)
Cost at December 1, net of accumulated depreciation	115,678	126,464	126,417
Prepayments for land use rights [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, net of accumulated depreciation	1,343	1,387
Additions		1
Transfer from investment properties (Note 17)	71	3
Transfer to investment properties (Note 17)	(8)	(10)
Depreciation provided during the year	(38)	(38)
Cost at December 1, net of accumulated depreciation	1,368	1,343	1,387
Buildings [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, net of accumulated depreciation	824	496
Additions	1,145	622
Disposal of a subsidiary		(10)
Disposals	(6)
Depreciation provided during the year	(948)	(284)
Cost at December 1, net of accumulated depreciation	1,015	824	496
Other assets [member] | Finance Lease [Member]
Disclosure Of Right Of Use Assets And The Movements [Line Items]
Cost at January 1, net of accumulated depreciation	73	12
Additions	135	73
Depreciation provided during the year	(59)	(12)
Cost at December 1, net of accumulated depreciation	¥ 149	¥ 73	¥ 12